Current Liabilities	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Current Liabilities [Abstract]
CURRENT LIABILITIES
Note 9 – CURRENT LIABILITIES

	March 31	June 30
	2014	2013
Wholesale loan facility	$21,149,497	$25,669,388
Cash reserve	820,208	2,731,094
	$21,969,705	$28,400,482

Wholesale Loan Facility
The Company had a secured line of credit under a Receivables Purchase Agreement (“RPA”) with a bank in Sydney Australia for up to AUD$40 million as of March 31, 2014 and up to AUD$30 million as of June 30, 2013.  The line of credit is secured mainly by trade receivables.  Interest is charged at the bank’s reserve rate plus an agreed upon margin from the bank.  The agreement is renewed annually on an agreed anniversary date, the latest of which was December 31, 2013.  In 2014, the facility limit was extended to AUD$40 million and renewed until December 31, 2014.  Interest expense charged to cost of revenue related to the loan for the nine months ended March 31, 2014 and 2013 was approximately  USD $1,268,668 and USD $1,410,596, respectively.

Cash Reserve
The Company is required to maintain certain cash reserves with its senior debt provider in accordance with the RPA. The Required Cash Reserve amount may be provided by the Company or its customers and is held in a ‘Cash Reserve Account’ with its senior debt provider in accordance with the RPA’s terms and conditions.  The Required Cash Reserve balance is adjusted based on the RPA and the total facility limit provided to the Company by the senior lender.

Note 9 –CURRENT LIABILITIES

	2013	2012
Wholesale loan facility	$25,669,388	$24,688,865
Cash reserve	2,731,094	703,003
	$28,400,482	$25,391,868

Wholesale Loan Facility

The Company has a secured line of credit with a bank in Sydney Australia for up to AUD $30,000,000 for the Company to use as of June 30, 2013 and AUD $25,000,000 as of June 30, 2012.  The line of credit is secured mainly by trade receivables.  Interest is charged at the banks reserve rate plus an agreed upon margin from the bank.  The agreement is currently set to expire on December 31, 2013 and can be renewed annually in September.   The Company has requested the renewal and is awaiting final bank approval.  Interest expense charged to cost of revenue related to the loan for the year ended June 30, 2013 and 2012 was approximately USD $1,905,471 and USD $1,711,920, respectively.

Cash Reserve

The Company is required to maintain certain cash reserves with its senior debt provider in accordance with the Receivables Purchase Agreement (RPA) between the parties. The Required Cash Reserve amount may be provided by the Company or its customers and is held in a ‘Cash Reserve Account’ with its senior debt provider in accordance with the RPA’s terms and conditions.  The Required Cash Reserve balance is adjusted based on the RPA and the total facility limit provided to the Company by the senior lender.